Securities - Summary of Securities Classified by Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 127,745,263	R$ 90,190,827
Financial liabilities	91,358,151	70,600,989
At fair value through PL and at OCI
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	2,146,398	2,237,442
Non-current financial liabilities	518,804	0
Evaluated at amortized cost
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Non-current financial liabilities	0	0
Non-stated maturity | At fair value through PL and at OCI
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	2,146,398	2,237,442
Up to 3 months | At fair value through PL and at OCI
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
Up to 3 months | Evaluated at amortized cost
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
From 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,707,072	5,031,715
From 3 to 12 months | At fair value through PL and at OCI
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
From 3 to 12 months | Evaluated at amortized cost
Disclosure of detailed information about financial instruments [line items]
Current financial liabilities	0	0
After one year | At fair value through PL and at OCI
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	518,804	0
After one year | Evaluated at amortized cost
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0	0
At fair value through PL and at OCI
Disclosure of detailed information about financial instruments [line items]
Current financial assets	47,431,624	34,572,107
Non-current financial assets	43,088,235	34,065,805
At fair value through PL and at OCI | Non-stated maturity
Disclosure of detailed information about financial instruments [line items]
Current financial assets	31,425,792	15,246,105
At fair value through PL and at OCI | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Current financial assets	4,556,261	794,025
At fair value through PL and at OCI | From 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Current financial assets	11,449,571	18,531,977
At fair value through PL and at OCI | After one year
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	43,088,235	34,065,805
Evaluated at amortized cost
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,891,889	1,829,791
Non-current financial assets	349,415	0
Evaluated at amortized cost | Up to 3 months
Disclosure of detailed information about financial instruments [line items]
Current financial assets	1,698,760	1,623,487
Evaluated at amortized cost | From 3 to 12 months
Disclosure of detailed information about financial instruments [line items]
Current financial assets	193,129	206,304
Evaluated at amortized cost | After one year
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets	349,415	0
Fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	92,761,163	70,467,703
Financial liabilities	R$ 2,665,202	R$ 2,237,442